Income Taxes (Details Textual)	12 Months Ended
Sep. 30, 2012
Maximum [Member]
Income taxes (Textual) [Abstract]
Open year for income tax examination by IRS and others minimum	2011
Minimum [Member]
Income taxes (Textual) [Abstract]
Open year for income tax examination by IRS and others minimum	2009